Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 9,564,000	$ 9,339,000	$ 9,098,000	$ 9,095,000	$ 9,134,000	$ 9,641,000	$ 9,128,000	$ 9,031,000	$ 37,096,325	$ 36,934,111	$ 33,072,075
Interest Expense	1,175,000	1,431,000	1,756,000	2,219,000	2,237,000	2,291,000	2,009,000	1,774,000	6,581,692	8,311,500	5,449,419
Net Interest Income	8,389,000	7,908,000	7,342,000	6,876,000	6,897,000	7,350,000	7,119,000	7,257,000	30,514,633	28,622,611	27,622,656
Provision For Loan Losses	0	2,200,000	700,000	700,000	200,000	75,000	0	100,000	3,600,000	375,000	925,000
Net Interest Income after Provision for Loan Losses	8,389,000	5,708,000	6,642,000	6,176,000	6,697,000	7,275,000	7,119,000	7,157,000	26,914,633	28,247,611	26,697,656
Non-Interest Income	2,831,000	2,988,000	2,806,000	2,796,000	2,000,000	2,408,000	2,492,000	2,196,000	11,421,133	9,097,143	7,669,146
Non-interest Expense	7,388,000	7,686,000	6,991,000	7,644,000	6,896,000	6,989,000	7,241,000	6,744,000	29,708,205	27,870,717	25,590,055
Income Before Income Taxes	3,832,000	1,010,000	2,457,000	1,328,000	1,801,000	2,694,000	2,370,000	2,609,000	8,627,561	9,474,037	8,776,747
Provision For Income Taxes	767,000	105,000	441,000	264,000	199,000	475,000	486,000	520,000	1,576,957	1,679,550	1,569,526
Net Income	$ 3,065,000	$ 905,000	$ 2,016,000	$ 1,064,000	$ 1,602,000	$ 2,219,000	$ 1,884,000	$ 2,089,000	7,050,604	7,794,487	$ 7,207,221
Net Income Available To Common Shareholders									$ 7,050,604	$ 7,794,487
Net Income Per Common Share (Basic)	$ 0.94	$ 0.28	$ 0.62	$ 0.34	$ 0.54	$ 0.75	$ 0.64	$ 0.71	$ 2.19	$ 2.64	$ 2.44
Net Income Per Common Share (Diluted)	$ 0.94	$ 0.28	$ 0.62	$ 0.34	$ 0.51	$ 0.71	$ 0.61	$ 0.67	$ 2.19	$ 2.50	$ 2.32
Weighted Average Shares Outstanding (Basic)	3,252,884	3,252,884	3,252,884	3,092,455	2,956,600	2,956,156	2,955,650	2,954,515	3,212,996	2,955,737	2,953,446
Weighted Average Shares Outstanding (Diluted)	3,252,884	3,252,884	3,252,884	3,092,455	3,258,800	3,258,356	3,257,850	3,256,715	3,212,996	3,257,937	3,256,646